INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 03, 2023
Disclosure of detailed information about intangible assets [line items]
Proceeds from disposal of intangible assets	$ 0	$ 1,000,000	$ 20,000,000
Intangible assets	237,000,000	70,000,000	82,000,000
Purchase of intangible asset	45,000,000	1,000,000	30,000,000
Amortization expense	10,000,000	5,000,000	6,000,000
Goodwill impairment	0
Acquired distribution rights
Disclosure of detailed information about intangible assets [line items]
Proceeds from disposal of intangible assets			19,000,000
Intangible assets	0	0	0
Products In Development, INDV-2000
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible asset	21,000,000
Products In Development, Alar, Payment One
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible asset	10,000,000
Products In Development, Alar, Payment Two
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible asset	5,000,000
Products In Development, Aelis Farma (AEF0117)
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible asset			30,000,000
Marketed Products, SUBLOCADE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,000,000	16,000,000	17,000,000
Marketed Products, PERSERIS
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,000,000	13,000,000	19,000,000
Marketed Products, OPVEE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	125,000,000
Marketed Products, OPVEE | Opiant
Disclosure of detailed information about intangible assets [line items]
Intangible assets				$ 126,000,000
Products in development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	79,000,000	36,000,000	39,000,000
Intangible assets	79,000,000	36,000,000	39,000,000
INDV-2000
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 29,000,000	9,000,000	10,000,000
Probability of regulatory approval, less than	25.00%
INDV-2000 | Weighted average
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, reduction in peak market share	1000.00%
INDV-2000 | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, reduction in peak market share	17.00%
INDV-2000 | Bottom of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for intangible assets carrying value, reasonably possible change in assumptions	510.00%
INDV-2000 | Top of range
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, reduction in peak market share	35.00%
INDV-2000 | Top of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for intangible assets carrying value, reasonably possible change in assumptions	1890.00%
AEF0117
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 27,000,000	$ 26,000,000	$ 29,000,000
Sensitivity analysis, reduction in projected revenues	3500.00%
Probability of regulatory approval, less than	25.00%
AEF0117 | Bottom of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for intangible assets carrying value, reasonably possible change in assumptions	540.00%
AEF0117 | Top of range | Discount rate
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis for intangible assets carrying value, reasonably possible change in assumptions	1920.00%